Mar. 06, 2025
One Global ETF
One Global ETF
Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	One Global ETF One Global ETF
Management Fees	0.70%	[1]
Other Expenses	2.43%
Total Annual Fund Operating Expenses	3.13%
Fee Waiver and Expense Reimbursements	(2.13%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	1.00%
[1]	Restated to reflect current fees. The advisory fee for the Fund is 0.70% on the first $50,000,000 of net assets, 0.65% on net assets between $50,000,001 - $100,000,000, 0.55% on net assets between $100,000,001 - $200,000,000, 0.50% on net assets between $200,000,001 - $500,000,000, 0.45% on net assets between $500,000,001 - $1,000,000,000, and 0.40% on net assets $1,000,000,001 and over.
[2]	Pursuant to an operating expense limitation agreement between The Future Fund, LLC (the “Adviser”) and the Trust, on behalf of the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.00% of the Fund’s average net assets through September 30, 2025. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 30, 2025. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
One Global ETF | One Global ETF | USD ($)	102	765	1,454	3,290

The Future Fund Active ETF

(the “Fund”)

(Symbol: FFND)

Exchange: NYSE Arca, Inc.

Supplement dated March 6, 2025

to the Fund’s Prospectus and Statement of Additional Information (“SAI”)

dated October 1, 2024

The following provides new and additional information beyond that contained in the Fund’s current Prospectus and SAI and should be read in conjunction with the Fund’s current Prospectus and SAI.

At a special board meeting held on February 21, 2025, the Board of Trustees (the “Board”) of Northern Lights Fund Trust II (the “Trust”) approved certain changes to the Fund. Specifically, the Board approved the following:

•	Changing the name of the Fund;
•	Adding to the Fund’s investment strategy;
•	Lowering the Fund’s advisory fee and adding breakpoints; and
•	Changing the primary benchmark for the Fund.

All changes set forth below will be effective as of April 1, 2025.

1.	Fund Name

The Fund’s name will change from “The Future Fund Active ETF” to “ One Global ETF”.

2.	Investment Strategy

The following disclosure is being added under the heading “Principal Investment Strategies” in the Statutory Section of the Prospectus.

The Fund will, under normal market conditions, invest significantly in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S., including investing at least 30% of its assets in companies organized or located outside the U.S. or doing a substantial amount of business outside the U.S. The Fund allocates its assets among various regions and countries, including the U.S. (but in no less than three different countries). The Fund considers a company that derives at least 50% of its revenue from business outside the U.S. or has at least 50% of its assets outside the U.S. as doing a substantial amount of business outside the U.S. The non-U.S. companies in which the Fund invests may include those domiciled in emerging market countries. The

Portfolio may also invest in securities of foreign companies in the form of the American Depository Receipts (“ADRs”).

3.	Advisory Fee Change

The following disclosure replaces in its entirety the disclosure under the heading “Fees and Expenses of the Fund” and “Example” in “Summary Section – The Future Fund Active ETF” of the Prospectus.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(1)	0.70%
Other Expenses	2.43%
Total Annual Fund Operating Expenses	3.13%
Fee Waiver and Expense Reimbursements(2)	(2.13)%
Total Annual Fund Operating Expenses after Fee Waiver and Expense Reimbursements	1.00%

(1)	Restated to reflect current fees. The advisory fee for the Fund is 0.70% on the first $50,000,000 of net assets, 0.65% on net assets between $50,000,001 - $100,000,000, 0.55% on net assets between $100,000,001 - $200,000,000, 0.50% on net assets between $200,000,001 - $500,000,000, 0.45% on net assets between $500,000,001 - $1,000,000,000, and 0.40% on net assets $1,000,000,001 and over.
(2)	Pursuant to an operating expense limitation agreement between The Future Fund, LLC (the “Adviser”) and the Trust, on behalf of the Fund, the Adviser has agreed to waive its fees and/or absorb expenses of the Fund to ensure that Total Annual Fund Operating Expenses for the Fund (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short) and extraordinary expenses do not exceed 1.00% of the Fund’s average net assets through September 30, 2025. This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees of the Trust. The Adviser is permitted to receive reimbursement from the Fund for fees it waived and Fund expenses it paid, subject to the limitation that (1) the reimbursement for fees and expenses will be made only if payable within three years from the date the fees and expenses were initially waived or reimbursed and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time of the waiver or currently in effect, whichever is lower, to be exceeded.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The fee waiver/expense reimbursement arrangement discussed in the table above is reflected only through September 30, 2025. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

One Year	Three Years	Five Years	Ten Years
$102	$765	$1,454	$3,290

The following disclosure replaces the third paragraph under the heading “Management of the Fund — The Adviser” in the Statutory Section of the Prospectus.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a management fee, computed daily and paid monthly, based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Management Fee
0 - $50,000,000	0.70%
$50,000,001 - $100,000,000	0.65%

$100,000,001 - $200,000,000	0.55%
$200,000,001 - $500,000,000	0.50%
$500,000,001 - $1,000,000,000	0.45%
$1,000,000,001 and over	0.40%

For the most recent fiscal year ended May 31, 2024, the Adviser received an advisory fee net of fee waivers and expense reimbursements equal to 0.00% of the Fund’s average daily net assets.

The following disclosure replaces the disclosure of the Management Fee Annual Rate under the heading “Management of the Fund—Investment Adviser” in the SAI.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a management fee based on the Fund’s average daily net assets at the following annual rates:

Average Daily Net Assets	Management Fee Annual Rate
0 - $50,000,000	0.70%
$50,000,001 - $100,000,000	0.65%
$100,000,001 - $200,000,000	0.55%
$200,000,001 - $500,000,000	0.50%
$500,000,001 - $1,000,000,000	0.45%
$1,000,000,001 and over	0.40%

4.	Primary Benchmark

As a result of the change in the Fund’s investment strategy, the MSCI All Country World Index (AWCI) will replace the S&P 500 Total Return Index as the primary benchmark for the Fund.

The MSCI AWCI is a global equity index that measures the equity performance in both developed and emerging markets. You cannot invest directly in an index and unmanaged index returns do not reflect any fees, expenses or sales charges.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information dated October 1, 2024, which provide information that you should know about the Fund before investing and should be retained for future reference. These documents are available upon request and without charge by calling the Fund (toll-free) at 877-466-7090.